Off Balance Sheet Transactions	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Off Balance Sheet Transactions
49.	OFF BALANCE SHEET TRANSACTIONS
In addition to Note 4, the Bank maintains different off balance sheet transactions, pursuant to the BCRA standards. The composition of the amounts of the main off balance sheet transactions as of December 31, 2025 and 2024, is as follows:

Composition	12/31/2025	12/31/2024
Custody of government and private securities and other assets held by third parties	12,744,498,368	14,144,129,509
Preferred and other collaterals received from customers (1)	3,615,184,586	2,474,888,943
Outstanding checks not yet paid	241,855,374	332,987,954
Checks already deposited and pending clearance	154,188,835	238,181,801
Written-off credits	122,858,052	42,379,838
Securities received guarantee repurchase transactions (see Note 7)		30,291,314

(1)	Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force on this matter.